Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

NOTE 11. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2014	2013
Depreciation and amortization	$47,082	$43,623
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(11,679)	(9,072)
Net operating loss and other carryforwards	(2,126)	(2,272)
Other – net	69	29
Subtotal	35,220	34,182
Deferred tax assets valuation allowance	1,182	927
Net deferred tax liabilities	$36,402	$35,109

Net long-term deferred tax liabilities	$37,544	$36,308
Less: Net current deferred tax assets	(1,142)	(1,199)
Net deferred tax liabilities	$36,402	$35,109

At December 31, 2014, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $222 and for state and foreign income tax purposes of $959, expiring through 2033. Additionally, we had state credit carryforwards of $945, expiring primarily through 2033.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2014 and 2013, related primarily to state net operating losses and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2014 and 2013 is as follows:

Federal, State and Foreign Tax	2014	2013
Balance at beginning of year	$4,227	$4,793
Increases for tax positions related to the current year	470	255
Increases for tax positions related to prior years	484	488
Decreases for tax positions related to prior years	(657)	(1,238)
Lapse of statute of limitations	(38)	(24)
Settlements	(21)	(47)
Balance at end of year	4,465	4,227
Accrued interest and penalties	973	1,034
Gross unrecognized income tax benefits	5,438	5,261
Less: Deferred federal and state income tax benefits	(434)	(481)
Less: Tax attributable to timing items included above	(2,400)	(2,121)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,604	$2,659

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $2,258 at December 31, 2014, and $2,303 at December 31, 2013.

Accrued interest and penalties included in UTBs were $973 as of December 31, 2014, and $1,034 as of December 31, 2013. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense (benefit) included in income tax expense was $(64) for 2014, $35 for 2013, and $(74) for 2012.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2010. All audit periods prior to 2003 are closed for federal examination purposes. Contested issues from our 2003 through 2010 returns are at various stages of resolution with the IRS Appeals Division; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2014	2013	2012
Federal:
Current	$1,609	$3,043	$451
Deferred – net	1,904	5,692	2,256
	3,513	8,735	2,707
State, local and foreign:
Current	61	(61)	702
Deferred – net	(132)	550	(509)
	(71)	489	193
Total	$3,442	$9,224	$2,900

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35%) to income from continuing operations before income taxes is as follows:

	2014	2013	2012
Taxes computed at federal statutory rate	$3,486	$9,722	$3,654
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	(127)	294	85
Connecticut wireline sale	325	-	-
Loss of foreign tax credits in connection with América Móvil sale	386	-	-
Other – net	(628)	(792)	(839)
Total	$3,442	$9,224	$2,900
Effective Tax Rate	34.6%	33.2%	27.8%